Revenue and Geography Information (Tables)	6 Months Ended
Sep. 30, 2023
Revenue and Geography Information [Abstract]
Schedule of Revenue and Geography Information
	Six months ended September 30,
	2022	2023
	RMB	RMB
Feature phone	61,090	48,413
Smart phone	50,714	22,295
Others	15,891	13,218
Total	127,695	83,926

Schedule of Company’s Sales Breakdown Based on Location of Customers	The Company’s sales breakdown based on location of customers is as follows:
	Six months ended September 30,
	2022	2023
	RMB	RMB
Mainland China	53,727	58,495
Hong Kong	4,813	-
Africa	27,452	6,662
The United States	12,367	7,831
Mexico	22,201	7,375
South America	934	-
Others	6,201	3,563
Total	127,695	83,926

Schedule of Location of Company’s Long-Lived Assets	The location of the Company’s long-lived assets is as follows:
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
PRC	74,438	70,008
Mexico	3	3
Total	74,441	70,011